Contingencies and Commitments (Details) $ in Millions	Dec. 31, 2025 USD ($)
Disclosure of Maturity Analysis of Operating Lease Payables [Line Items]
Non-cancelable purchase obligations	$ 494
Less than 1 year
Disclosure of Maturity Analysis of Operating Lease Payables [Line Items]
Non-cancelable purchase obligations	104
1 to 5 years
Disclosure of Maturity Analysis of Operating Lease Payables [Line Items]
Non-cancelable purchase obligations	$ 390